Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Schedule of commitments and contingencies [Table Text Block]
	Payments due by years
($000s)	Total	2020	2021-22	2023-24	2025-26
Mineral interests	9,715	826	1,992	3,372	3,525
Flow-through share expenditures	441	441	-	-	-
	10,156	1,267	1,992	3,372	3,525